Concentrations (Tables)	6 Months Ended
Mar. 31, 2023
Concentrations [Abstract]
Schedule of Total Accounts Receivable	The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2022 and March 31, 2023.
	As of September 30, 2022		As of March 31, 2023
Customers	Amount	% of Total	Amount	% of Total
	(audited)
A	$1,354,509	18%	$1,215,679	22%
B	*	*	671,268	12%
C	*	*	647,970	12%
D	1,520,966	20%	*	*
E	1,350,323	18%	*	*
Total	$4,225,798	56%	$2,534,917	46%
*The	percentage is below 10%

Schedule of Advance from Customers	The following table sets forth information as to each customer that accounted for 10% or more of total advance from customers as of September 30, 2022 and March 31, 2023.
	2022			2023
Customers	Amount		% of Total	Amount	% of Total
	(audited)
F	$	*	*	$1,601,724	80%
Total		$-	-	$1,601,724	80%
*	The percentage is below 10%

Schedule of Total Revenues	The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March 31, 2022 and 2023.
	2022			2023
Customers	Amount		% of Total	Amount	% of Total
G	$	*	*	$660,155	13%
H		*	*	574,655	11%
I		1,595,799	26%	*	*
E		1,289,791	21%	*	*
Total		$2,885,590	47%	$1,234,810	24%
*	The percentage is below 10%

Schedule of Total Accounts Payable	The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2022 and March 31, 2023.
	2022		2023
Suppliers	Amount	% of Total	Amount	% of Total
	(audited)
A	$191,645	24%	$198,507	29%
B	*	*	96,278	14%
C	*	*	89,493	13%
D	*	*	71,151	11%
E	159,767	20%	*	*
F	114,993	15%	*	*
Total	$466,405	59%	$455,430	67%
*	The percentage is below 10%

Schedule of Advance to Suppliers	The following table sets forth information as to each supplier that accounted for 10% or more of total advance to suppliers as of September 30, 2022 and March 31, 2023.
	2022			2023
Suppliers	Amount		% of Total	Amount	% of Total
	(audited)
G	$	*	*	$3,811,397	23%
H		*	*	3,406,139	21%
I		*	*	1,771,500	11%
Total		$-	-	$8,989,036	55%
*	The percentage is below 10%

Schedule of Each Supplier That Accounted Total Purchase	The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2022 and 2023.
	2022			2023
Suppliers	Amount		% of Total	Amount	% of Total
J	$	*	*	$1,552,940	26%
K		*	*	972,911	16%
G		*	*	717,367	12%
C		2,377,932	11%	*	*
L		2,167,480	10%	*	*
Total		$4,545,412	21%	$3,243,218	54%
*	The percentage is below 10%